Note 1 - Organization and Description of Business (Details Textual) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended			19 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017
Largest Customer [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	100.00%		56.00%	88.00%	2016.00%
Largest Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage		0.00%	0.00%	90.00%
AMIRON Products [Member] | One Customer [Member]
Supply Commitment, Agreement Period					5 years
Revenue, Net (Deprecated 2018-01-31)						$ 5
Supply Commitment, Agreement Period After Extension					5 years
Supply Commitment, Additional Amount the Customer May Elect Upon Extension					$ 8,000,000
Supply Commitment, Purchase Order Delivery Term Upon Extension					2 years